Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events

Sale Issued and Registered Shares of the Vessel-Owning Subsidiaries of M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas

In July 2015, the Special Committee agreed to the sale of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou. The Sale Transaction was based on a mutually agreed value of $63,200,000 for the four vessels transferred, net of a commission of 1.00% over such value, payable to Seacommercial. The sale and transfer of the respective vessel-owning subsidiaries were concluded on July 27, 2015. Furthermore, in the third quarter of 2015, the Company proceeded with the payment of 1.00% Vessel Commission, or $632,000, to Seacommercial (refer to Notes 4 and 7).

On July 27, 2015, following the sale of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou as discussed in Note 7, the Company proceeded with the extinguishment of the then outstanding indebtedness with HSBC Bank Plc and HSH Nordbank AG, amounting to $56,436,400 in the aggregate (refer to Note 9).

Loan and Credit Facilities

On July 31, 2015, the Company entered into a loan supplemental agreement and agreed, subject to certain conditions, to amended terms with the syndicate led by Nordea Bank Finland Plc. The Company also agreed to cancel the available borrowing capacity of up to $78,000,000 with respect to the undrawn portion of the facility for the partial financing of its outstanding newbuilding contracts (refer to Note 9).

Swap Agreements

In July 2015, the Company proceeded with the cancellation of the swap agreements with HSH Nordbank AG and HSBC Bank Plc. The cancellation of these swap agreements resulted in an aggregate loss of $155,300, which will be recorded in the third quarter of 2015 (refer to Note 10).